PRINCETON LONG/SHORT TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.3%
	U.S. TREASURY BILLS — 55.3%
8,000,000	United States Treasury Bill(a) (Cost $7,943,601)			0.0000	05/25/23	$ 7,946,498

Shares						Fair Value
	SHORT-TERM INVESTMENT — 17.6%
	MONEY MARKET FUND - 17.6%
2,539,410	First American Government Obligations Fund Class X, 4.64% (Cost $2,539,410)(b)					2,539,410

Contracts
	EQUITY OPTIONS PURCHASED - 27.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 27.0%
11,693	Nomura Call Option(c)	USB	05/22/2023	$ 331.63	$ 3,877,846	$ 3,877,846
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,795,033)

	TOTAL INVESTMENTS - 99.9% (Cost $18,278,044)					$ 14,363,754
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					10,646
	NET ASSETS - 100.0%					$ 14,374,400

USB	US Bank
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The Nomura Call option provides Princeton Long/Short Treasury Fund with access to the performance of the Galaxy Plus Fund - ProfitScore Long/Short Feeder Fund (536) LLC ("GPPS"). GPPS effectuates its trading strategy through the Galaxy Plus Fund - ProfitScore Long/Short Master Fund (536) LLC ("GPPSM"). The trading strategy of GPPSM is a short quantative trading program that specializes in treasury futures. Nomura invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM). GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day's notice. At March 31, 2023, GPPSM holdings were all cash.